Allowance For Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses
Beginning balance	$ 2,594	$ 2,469
Charge-offs	(154)	(210)
Recoveries	7	15
Provision (benefit)	345	320
Ending balance	2,792	2,594
Individually evaluated for impairment
Collectively evaluated for impairment	2,792	2,594
Total allowance for loan losses ending balance	2,792	2,594
Loans:
Individually evaluated for impairment	1,325	467
Collectively evaluated for impairment	277,127	234,576
Total loans ending balance	278,452	235,043
Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Beginning balance	219	422
Charge-offs	(2)
Recoveries	4	5
Provision (benefit)	18	(208)
Ending balance	239	219
Individually evaluated for impairment
Collectively evaluated for impairment	239	219
Total allowance for loan losses ending balance	239	219
Loans:
Collectively evaluated for impairment	20,576	15,469
Total loans ending balance	20,576	15,469
Consumer
Financing Receivable, Allowance for Credit Losses
Beginning balance	99	194
Charge-offs	(58)	(23)
Recoveries	3	9
Provision (benefit)	58	(81)
Ending balance	102	99
Individually evaluated for impairment
Collectively evaluated for impairment	102	99
Total allowance for loan losses ending balance	102	99
Loans:
Collectively evaluated for impairment	10,664	11,053
Total loans ending balance	10,664	11,053
Unallocated
Financing Receivable, Allowance for Credit Losses
Beginning balance	135	166
Provision (benefit)	(135)	(31)
Ending balance		135
Individually evaluated for impairment
Collectively evaluated for impairment		135
Total allowance for loan losses ending balance		135
Real Estate | Residential
Financing Receivable, Allowance for Credit Losses
Beginning balance	1,051	750
Charge-offs	(40)	(113)
Provision (benefit)	178	414
Ending balance	1,189	1,051
Individually evaluated for impairment
Collectively evaluated for impairment	1,189	1,051
Total allowance for loan losses ending balance	1,189	1,051
Loans:
Individually evaluated for impairment	175	180
Collectively evaluated for impairment	137,364	118,136
Total loans ending balance	137,539	118,316
Real Estate | Commercial
Financing Receivable, Allowance for Credit Losses
Beginning balance	586	573
Charge-offs	(54)	(25)
Provision (benefit)	216	38
Ending balance	748	586
Individually evaluated for impairment
Collectively evaluated for impairment	748	586
Total allowance for loan losses ending balance	748	586
Loans:
Individually evaluated for impairment	924	119
Collectively evaluated for impairment	54,234	41,859
Total loans ending balance	55,158	41,978
Real Estate | Construction and land development
Financing Receivable, Allowance for Credit Losses
Beginning balance	142	22
Charge-offs		(49)
Recoveries		1
Provision (benefit)	69	168
Ending balance	211	142
Individually evaluated for impairment
Collectively evaluated for impairment	211	142
Total allowance for loan losses ending balance	211	142
Loans:
Individually evaluated for impairment	222	163
Collectively evaluated for impairment	7,551	2,819
Total loans ending balance	7,773	2,982
Real Estate | Home equity
Financing Receivable, Allowance for Credit Losses
Beginning balance	362	342
Provision (benefit)	(59)	20
Ending balance	303	362
Individually evaluated for impairment
Collectively evaluated for impairment	303	362
Total allowance for loan losses ending balance	303	362
Loans:
Individually evaluated for impairment	4	5
Collectively evaluated for impairment	46,738	45,240
Total loans ending balance	$ 46,742	$ 45,245